Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		89 Months Ended	92 Months Ended		12 Months Ended		89 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended					1 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended							1 Months Ended		0 Months Ended
	Nov. 21, 2012	Feb. 09, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Jun. 03, 2008	Dec. 31, 2012 Restricted Shares	Dec. 31, 2011 Restricted Shares	Dec. 31, 2012 Restricted Shares	Dec. 31, 2012 Maxim Group Llc	Mar. 31, 2013 Maxim Group Llc	Dec. 31, 2012 Maxim Partners	Feb. 09, 2011 Series A Preferred Stock	Dec. 31, 2012 Series A Warrant	Dec. 18, 2012 Series A Warrant	Dec. 31, 2012 Series B Warrant	Mar. 31, 2013 2010 Series A & B warrants	Dec. 31, 2012 2010 Series A & B warrants	Aug. 11, 2010 Before Amendment	Aug. 11, 2010 After Amendment	Mar. 27, 2013 First Installment	Apr. 29, 2013 Second Installment	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement	Dec. 31, 2012 Securities Purchase and Registration Rights Agreement Class A Warrants	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Class A Warrants	Dec. 31, 2010 Securities Purchase and Registration Rights Agreement Class A Warrants Series A Preferred Stock	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Class B Warrants	Dec. 31, 2012 Securities Purchase and Registration Rights Agreement Class B Warrants	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Placement Warrants	Dec. 31, 2012 Two And One Half Year Class A Warrants	Dec. 31, 2011 Two And One Half Year Class A Warrants	Mar. 31, 2013 Five Year Series A Warrants	Dec. 31, 2012 Five Year Series A Warrants	Apr. 25, 2011 Chief Executive Officer	Feb. 09, 2011 COMMON STOCK	Sep. 03, 2010 COMMON STOCK Securities Purchase and Registration Rights Agreement Placement Warrants	Sep. 30, 2010 COMMON STOCK Securities Purchase and Registration Rights Agreement Placement Warrants
Stockholders Equity Note [Line Items]
Common stock shares authorized before amendment	500,000,000
Common stock shares authorized after amendment	80,000,000
Issuance of common shares in lieu of liquidated damages (in shares)																								990,477	1,092,291
Issuance of common shares in lieu of liquidated damages			$ 297,143																					$ 297,144	$ 327,688
Stock issued in conversion of convertible securities																																						15,274,000
Accrued dividends on the Series A Convertible Preferred Stock satisfied by issuing an additional shares of common stock		319,074	297,143			0
Additional shares of common stock issued		319,074
Restricted common stock issued																																					250,000
Number of monthly installments over which shares vest																																					12
Total fair value of restricted common stock issued																																					172,750
Fair value per share of restricted common stock issued																																					$ 0.69
Issuance of common stock, shares													60,000
Common stock, shares issued			37,355,419		36,364,942	36,304,942	36,364,942	37,355,419
Common stock, shares outstanding			37,355,419		36,364,942	36,304,942	36,364,942	37,355,419
Preferred stock, shares authorized			35,000,000		35,000,000	35,000,000	35,000,000	35,000,000														10,000,000	35,000,000
Preferred stock, issued			0		0	0	0	0																															15,274,000
Common stock reserved for issuance of warrants			165,702,574		116,286,054
Par value per share of stock issued																																							$ 0.0001
Price per share of stock issued																																							$ 1
Warrants issued to purchase Company's shares			108,986,205		110,507,188		110,507,188	108,986,205	196,189				2,270,000		2,270,000		49,524,003	49,524,003	49,524,003								1,221,920	1,221,920	1,221,920	6,415,080	6,415,080								1,056,930	1,056,930
Exercise price of warrants									2.42				0.33		0.33		0.50	0.50	0.30								1.00	1.00	1.00	1.15	1.15
Term of warrants													5 years		5 years		5 years		18 months								5 years			5 years
Proceeds from sale of shares and warrants																										15,300,000
Issuance costs related to financing																										1,800,000
Non cash issuance costs related to financing																										500,000
Purchase price per share, percentage																																110.00%								110.00%
Derivative liabilities			16,355,788		21,420,276	3,705,472	21,420,276	16,355,788					500,000	500,000						600,000	900,000												900,000	3,700,000	9,500,000	12,400,000
Stock-based compensation costs			464,027	167,545	722,811	822,452	3,671,215	4,135,242		57,584	115,168	172,572
Conversion of Stock, Shares Issued																15,274,000
Placement Fee Paid													1,035,000
Total value of placement warrant					$ (12,430,524)		$ (12,430,524)						$ 542,530		$ 542,350